Loans and financings - Maturity profile (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans and financings
Loans and financing	$ 2,024,314	$ 1,508,557	$ 1,424,867
Less than 1 year
Loans and financings
Loans and financing	146,003
2022
Loans and financings
Loans and financing	120,607
2023
Loans and financings
Loans and financing	175,404
2024
Loans and financings
Loans and financing	118,671
2025
Loans and financings
Loans and financing	170,245
Over 5 years
Loans and financings
Loans and financing	1,293,384
Eurobonds - USD
Loans and financings
Loans and financing	1,338,972	1,043,748
Eurobonds - USD | Less than 1 year
Loans and financings
Loans and financing	22,846
Eurobonds - USD | 2023
Loans and financings
Loans and financing	124,244
Eurobonds - USD | Over 5 years
Loans and financings
Loans and financing	1,191,882
Export credit notes
Loans and financings
Loans and financing	234,221	97,378
Export credit notes | Less than 1 year
Loans and financings
Loans and financing	50,934
Export credit notes | 2022
Loans and financings
Loans and financing	47,060
Export credit notes | 2024
Loans and financings
Loans and financing	87,650
Export credit notes | 2025
Loans and financings
Loans and financing	48,577
Term loans
Loans and financings
Loans and financing	213,735	197,926
Term loans | Less than 1 year
Loans and financings
Loans and financing	47,415
Term loans | 2022
Loans and financings
Loans and financing	43,914
Term loans | 2023
Loans and financings
Loans and financing	23,727
Term loans | 2024
Loans and financings
Loans and financing	3,542
Term loans | 2025
Loans and financings
Loans and financing	95,137
BNDES
Loans and financings
Loans and financing	179,828	95,295
BNDES | Less than 1 year
Loans and financings
Loans and financing	9,629
BNDES | 2022
Loans and financings
Loans and financing	14,834
BNDES | 2023
Loans and financings
Loans and financing	19,187
BNDES | 2024
Loans and financings
Loans and financing	19,742
BNDES | 2025
Loans and financings
Loans and financing	18,795
BNDES | Over 5 years
Loans and financings
Loans and financing	97,641
Debentures
Loans and financings
Loans and financing	10,388	20,265
Debentures | Less than 1 year
Loans and financings
Loans and financing	5,224
Debentures | 2022
Loans and financings
Loans and financing	5,164
Other
Loans and financings
Loans and financing	47,170	$ 53,945
Other | Less than 1 year
Loans and financings
Loans and financing	9,955
Other | 2022
Loans and financings
Loans and financing	9,635
Other | 2023
Loans and financings
Loans and financing	8,246
Other | 2024
Loans and financings
Loans and financing	7,737
Other | 2025
Loans and financings
Loans and financing	7,736
Other | Over 5 years
Loans and financings
Loans and financing	$ 3,861